Supplement dated October 1, 2020
to the following Statement of Additional Information (SAI), as supplemented:
SAI	SAI Dated
Columbia Funds Variable Series Trust II	5/13/2020
Effective immediately, the information under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI with respect to Columbia Variable Portfolio - Dividend Opportunity Fund is hereby superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
VP – Dividend Opportunity Fund	David King	5 RICs 7 other accounts	$6.89 billion $27.94 million	None	Columbia Management	Columbia Management
	Yan Jin	5 RICs 11 other accounts	$6.89 billion $5.25 million	None
	Grace Lee(k)	6 other accounts	$2.28 million	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(k)	The portfolio manager began managing the Fund after its last fiscal year end. Reporting information is provided as of August 31, 2020.
The rest of the section remains the same.
Effective immediately, the tables under the caption "Ongoing Portfolio Holdings Disclosure Arrangements" in the "Other Practices – Disclosure of Portfolio Holdings Information" section of the SAI are hereby superseded and replaced with the following:
Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with the Funds or Investment Manager:
Allvue Systems Company	Used for front office trading, bank loan analytics, and compliance.	Daily
Axioma Inc.	Used as a hosted risk analytics platform designed for research, investment oversight and strategy development.	Daily
BlackRock, Inc.	Used for front office trading, risk and analytics as well as back office settlements and trade routing. Used as a hosted risk analytics platform designed for research, investment oversight and strategy development.	Daily
Bloomberg Finance L.P.	Used for portfolio analytics, statistical analysis and independent research.	Daily
Bolger, Inc.	Used for commercial printing.	As Needed
Boston Investors Communications Group, LLC (BICG)	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the general public.	Monthly
Capital Markets Services (CMS) Group	Used for intraday post-trade information when equity exposures (either via futures or options trades) are modified beyond certain limits for VP – Managed Volatility Funds.	As Needed
Castine LLC	Used to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
S-6466-346 A (10/20)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Catapult ME, Inc.	Used for commercial printing.	As Needed
Citigroup, Inc.	Used for mortgage decision support.	Daily
Compliance Solutions Strategies LLC	Used to report returns and analytics to client facing materials.	Monthly
Curtis 1000	Used for commercial printing.	As Needed
Donnelley Financial Solutions	Used to provide Edgar filing and typesetting services, and printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
DS Graphics, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Elevation Exhibits & Events	Used for trade show exhibits.	As Needed
Equifax, Inc.	Used to ensure that Columbia Management does not violate the Office of Foreign Assets Control (OFAC) sanction requirements.	Daily
Ernst & Young, LLP	Used to analyze PFIC investments.	Monthly
Eze Software Group, LLC	Used to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
FactSet Research Systems, Inc.	Used to calculate portfolio performance attribution, portfolio analytics, data for fundamental research, and general market news and analysis.	Daily
Fidelity National Information Services, Inc.	Used as a portfolio accounting system.	Daily
Goldman Sachs Asset Management, L.P., as agent to KPMG LLP	Holdings by Columbia Contrarian Core Fund and Columbia High Yield Bond Fund in certain audit clients of KPMG LLP to assist the accounting firm in complying with its regulatory obligations relating to independence of its audit clients.	Monthly
Harte-Hanks, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
IHS Markit, Ltd.	Used for an asset database for analytics and investor reporting.	As Needed
Imagine! Print Solutions	Used for commercial printing.	As Needed
Institutional Shareholder Services Inc. (ISS)	Used for proxy voting administration and research on proxy matters.	Daily
Intex Solutions Inc.	Used to provide mortgage analytics.	As Needed
Investment Company Institute (ICI)	Disclosure of Form N-PORT data.	As Needed
Investortools, Inc.	Used for municipal bond analytics, research and decision support.	As Needed
JDP Marketing Services	Used to write or edit Columbia Fund shareholder reports, quarterly fund commentaries, and communications, including shareholder letters and management’s discussion of Columbia Fund performance.	As Needed
John Roberts, Inc.	Used for commercial printing.	As Needed
Kendall Press	Used for commercial printing.	As Needed
KPMG US LLP	Used to provide tax services.	Daily
S-6466-346 A (10/20)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Kynex, Inc.	Used to provide portfolio attribution reports for the Columbia Convertible Securities Fund. Used also for portfolio analytics.	Daily
Merrill Corporation	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Morningstar Investment Services, LLC	Used for independent research and ranking of funds. Used also for statistical analysis.	As Needed
NASDAQ	Used to evaluate and assess trading activity, execution and practices.	Daily
R. R. Donnelley & Sons Co.	Used to provide printing of prospectuses, factsheets, annual and semi-annual reports. Used for commercial printing.	As Needed
RegEd, Inc.	Used to review external and certain internal communications prior to dissemination.	Daily
Sustainalytics US, Inc.	Sustainalytics uses Columbia U.S. Social Bond Fund’s holdings to assess the social impact of the Fund’s investments and to evaluate their ESG ratings.	Quarterly
S.W.I.F.T. Scrl.	Used to send trade messages via SWIFT to custodians.	Daily
Thomson Reuters Corp.	Used for statistical analysis.	As Needed
Virtu Financial, Inc.	Used to evaluate and assess trading activity, execution and practices.	Quarterly
Visions, Inc.	Used for commercial printing.	As Needed
Wilshire Associates, Inc.	Used to provide performance attribution reporting.	Daily

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with subadvisers:
Abel Noser Corp.	Used by certain subadvisers for providing trade execution cost analysis and other analytics.	Daily or Quarterly
AccuSource LLC	Used by certain subadvisers for custodian reconciliation.	Daily
Ashland Partners & Co. LLP	Used by certain subadvisers for audit and Global Investment Performance Standards (GIPS) evaluation.	Annually
Axioma, Inc.	Used by certain subadvisers for analytics and attribution analysis.	Daily
BlackRock, Inc.	Used by certain subadvisers for analytical and statistical information. Used by certain subadvisers for order management and compliance.	Daily
S-6466-346 A (10/20)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Bloomberg Finance L.P.	Used by certain subadvisers for trade management/compliance. Used by certain subadvisers for analytical and statistical information. Used by certain subadvisers for analytical, portfolio management, and statistical information. Used by certain subadvisers for analytics, risk, attribution and client reporting. Used by certain subadvisers for compliance and personal trade monitoring.	Daily
BNY Mellon Corp.	Used by certain subadvisers for middle-office functions.	Daily
Brown Brothers Harriman & Co.	Used by certain subadvisers for electronic trade transmission and settlement. Used by certain subadvisers for SWIFT messages from custodians to facilitate automated reconciliation.	Daily
Citibank N.A.	Used by certain subadvisers for middle office functions.	Daily
Clearwater Analytics, LLC	Used by certain subadvisers for client reporting.	Daily
Commcise	Used by certain subadvisers for commission tracking. Used by certain subadvisers for data to increase operational efficiencies.	Daily
ComplySci	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
Eagle Investment Systems, LLC	Used by certain subadvisers for portfolio accounting systems.	Daily
Electra Information Systems, Inc.	Used by certain subadvisers for electronic reconciliations of portfolio holdings.	Daily or Monthly
eVestment Alliance, LLC	Used by certain subadvisers for updating databases.	Quarterly
Eze Castle Software LLC	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
FactSet Research Systems, Inc.	Used by certain subadvisers for analytical and statistical information.	Daily
Fidelity Corporate Actions Solutions, Inc.	Used by certain subadvisers for corporate actions management.	Daily
Financial Recovery Technologies LLC	Used by certain subadvisers for class action monitoring services.	Quarterly
FIS Brokerage Securities Services LLC	Used by certain subadvisers for confirmation and settlement of bank loan trades.	Daily
FundApps Ltd.	Used by certain subadvisers for global regulatory shareholding disclosure.	Daily
FX Connect, LLC	Used by certain subadvisers for foreign exchange derivatives reconciliation.	Daily
FX Transparency LLC	Used by certain subadvisers for foreign exchange trade cost analysis.	Quarterly
S-6466-346 A (10/20)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Global Trading Analytics, LLC	Used by certain subadvisers for transaction cost analysis and other analytics.	Daily
Goldman Sachs & Co.	Used by certain subadvisers for clearing treasury futures and swaps.	Daily
ICE Data Services Inc.	Used by certain subadvisers for liquidity reporting. Used by certain subadvisers for data and pricing.	Daily
IEX Astral	Used by certain subadvisers for analytical and statistical information.	Daily
IHS Markit Ltd.	Used by certain subadvisers for confirmation and settlement of bank loan trades. Used by certain subadvisers for transaction cost analysis and other analytics.	Daily
Infinit-O Global, Ltd.	Used by certain subadvisers for portfolio accounting systems.	Daily
Institutional Shareholder Services, Inc.	Used by certain subadvisers for proxy voting administration and research services.	Daily
InvestCloud	Used by certain subadvisers for client reporting.	Daily
J.P. Morgan & Co.	Used by certain subadvisers as a custodian.	Daily
LightSpeed Data Solutions	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
LiquidNet, Inc.	Used by certain subadvisers for commission tracking.	Daily
Microsoft Corporation	Used by certain subadvisers for analytical and statistical information.	Daily
MSCI Barra Inc.	Used by certain subadvisers for analytical and statistical information.	Daily or Monthly
Nex Group plc	Used by certain subadvisers for daily reconciliations on collateral management.	Daily
Omgeo LLC	Used by certain subadvisers for trade execution and SWIFT transactions. Used by certain subadvisers for analytics.	Daily
Refinitiv (Refinitiv Settlement Center)	Used by certain subadvisers for analytical and statistical information.	Daily
S&P Global Corp.	Used by certain subadvisers for market data.	Daily
Schwab Compliance Technologies, Inc.	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
SEI Investments Co.	Used by certain subadvisers for portfolio accounting systems.	Daily
Seismic Software, Inc.	Used by certain subadvisers to automate quarterly updates.	Quarterly
S-6466-346 A (10/20)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
SS&C Technologies, Inc.	Used by certain subadvisers for portfolio accounting systems. Used by certain subadvisers for SWIFT messages from custodians to facilitate automated reconciliation. Used by certain subadvisers as a custodian.	Daily
State Street Bank and Trust Company	Used by certain subadvisers for middle office functions.	Daily or Monthly
State Street Corp.	Used by certain subadvisers for order management and compliance.	Daily
STP Investment Services, LLC	Used by certain subadvisers for portfolio accounting systems.	Daily
Trade Informatics LLC	Used by certain subadvisers for transaction cost analysis and other analytics. Used by certain subadvisers for asset allocation.	Daily
Tradeweb Markets LLC	Used by certain subadvisers for confirming TBAs, treasuries and discount notes.	Daily
TriOptima AB	Used by certain subadvisers for reconciliation services.	Daily
VERMEG Co.	Used by certain subadvisers for the management of swap counterparty exposure.	Daily
Virtu ITG LLC	Used by certain subadvisers for transaction cost analysis and other analytics.	Daily or Monthly
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-346 A (10/20)